Stock Options (Details 1) - Stock options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options, Outstanding, Beginning Balance	10,562	6,132
Number of Options, Granted	3,515	5,925
Number of Options, Exercised		(6)
Number of Options, Expired	(950)	(290)
Number of Options, Forfeitures	(899)	(1,199)
Number of Options, Outstanding, Ending Balance	12,229	10,562
Number of Options, Exercisable	5,271	3,618
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 900	$ 1,179.00
Weighted Average Exercise Price, Granted	229.06	769.50
Weighted Average Exercise Price, Outstanding, Ending Balance	746.16	900
Weighted Average Exercise Price, Exercisable	$ 899.75	$ 846.00
Aggregate Intrinsic Value, Outstanding, Beginning Balance	$ 54,450	$ 444,600
Aggregate Intrinsic Value, Outstanding, Ending Balance	(3,501,786)	54,450
Aggregate intrinsic Value, Exercisable	$ (1,873,607)	$ 54,450